Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes the non-employee stock option activity for the period from February 4, 2010 (inception) to June 30, 2013:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding at February 4, 2010 (inception)	-	$-	-	$-
Granted	55,000	0.001	-	-
Exercised	-	-	-	-
Canceled	-	-	-	-
Outstanding at December 31, 2010	55,000	0.001	6.46	530,679
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled	-	-	-	-
Outstanding at December 31, 2011	55,000	0.001	5.46	534,001
Granted	5,000	0.001	5.00	48,246
Exercised	-	-	-	-
Cancelled	-	-	-	-
Outstanding at December 31, 2012	60,000	0.001	4.44	595,140
Granted	-	-	-	-
Exercised	-	-	-	-
Cancelled	-	-	-	-
Outstanding at June 30, 2013	60,000	0.001	3.94	598,140
Exercisable at June 30, 2013	52,500	0.001	3.94	523,373

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
The Following table summarizes the unvested non-employee stock option activity during the period from February 4, 2010 (inception) to June 30, 2013:

Number of Shares
Unvested at February 4, 2010 (inception)	-
Granted	55,000
Vested	(3,563)
Cancelled	-
Unvested at December 31, 2010	51,437
Granted	-
Vested	(21,850)
Cancelled	-
Unvested December 31, 2011	29,587
Granted	5,000
Vested	(18,487)
Cancelled	-
Unvested December 31, 2012	16,100
Granted	-
Vested	(8,600)
Cancelled	-
Unvested June 30, 2013	7,500

Schedule Of Vested Restricted Stock Units Activity Table Text Block [Table Text Block]
The fair value assigned to the vested increments of these awards was estimated at the grant date of the non-employee stock options using the Black-Scholes option-pricing model with the following assumptions:

For the year ended
December 31, 2012

Stock Price	$9.50 - $11.38
Risk-free interest rate	0.56% - 1.22%
Expected term (in years)	4.44
Weighted average expected stock price volatility	62.23%
Expected dividend yield	0%
Weighted average grant-date fair value of options granted	$ 9.6727

For the period from
February 4, 2010
(inception) to
December 31, 2010

Stock Price	$9.65
Risk-free interest rate	1.04% - 2.75%
Expected term (in years)	6.46
Weighted average expected stock price volatility	43.55%
Expected dividend yield	0%
Weighted average grant-date fair value of options granted	$ 9.6487